Share-Based Compensation Expenses	6 Months Ended
Jun. 30, 2024
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 14 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Stock options and restricted share units	$1.5	$1.7	$2.9	$3.2
Deferred share units	0.3	0.7	1.7	2.4
	$1.8	$2.4	$4.6	$5.6

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.